REVERSE MERGER (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 03, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2021	Feb. 25, 2021	Dec. 31, 2019
Common stock, shares authorized		7,450,000,000		5,000,000,000	7,450,000,000	5,000,000,000	5,000,000,000
Number of shares issued for assigned, value		$ 10,000,000
Brian Foote [Member] | Notes Payable, Other Payables [Member]
Number of shares issued for assigned, value		$ 40,000		$ 40,000
Series B Preferred Stock [Member]
Preferred stock voting rights		Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.		Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Series A Preferred Stock [Member]
Preferred stock voting rights		Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.		Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Series A Preferred Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Stock Issued During Period, Shares, Acquisitions		7,000,000		7,000,000
HUMBL LLC [Member]
Common stock, shares authorized	7,450,000,000
Preferred stock voting rights		The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.	The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.	The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock.
HUMBL LLC [Member] | Series A Preferred Stock [Member]
Preferred stock voting rights		The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.		The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.
Merger Agreement [Member] | HUMBL LLC [Member]
Membership interests	100.00%
Merger Agreement [Member] | HUMBL LLC [Member] | Series B Preferred Stock [Member]
Shares issued during the period	552,029